PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya Multi-Manager Mid Cap
Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.3%
Communication Services : 1.1%
3,102
Fox Corp. - Class A
$ 208,920
0.2
2,370
Fox Corp. - Class B
142,721
0.1
2,710
Match Group, Inc.
110,162
0.1
2,032  Millicom International
Cellular SA
190,520
0.2
1,627  New York Times Co.
- Class A
109,448
0.1
3,634
News Corp. - Class A
111,600
0.1
388  Nexstar Media Group,
Inc.
70,667
0.0
1,949  Sirius XM Holdings,
Inc.
54,903
0.0
8,033  Versant Media Group,
Inc.
330,317
0.3
1,329,258
1.1
Consumer Discretionary : 8.8%
8,376
ADT, Inc.
61,899
0.1
1,097
(1)
Aptiv PLC
49,102
0.0
23,485
Aramark
1,322,440
1.1
200
(1)
AutoZone, Inc.
598,248
0.5
2,864
Best Buy Co., Inc.
229,550
0.2
18,875
BorgWarner, Inc.
1,211,020
1.0
2,517
Boyd Gaming Corp.
195,294
0.2
909
Brunswick Corp.
68,993
0.1
5,575
(1)
Chewy, Inc. - Class A
132,685
0.1
815
D.R. Horton, Inc.
117,816
0.1
476
(1)
Deckers Outdoor Corp.
41,450
0.0
167
Domino's Pizza, Inc.
57,124
0.0
515
eBay, Inc.
53,333
0.0
10,024
Gentex Corp.
224,237
0.2
1,715
H&R Block, Inc.
88,580
0.1
558
Hasbro, Inc.
52,508
0.0
2,525  Hilton Worldwide
Holdings, Inc.
798,607
0.7
1,659
Lear Corp.
207,358
0.2
889
Lennar Corp. - Class A
74,774
0.1
1,863
LKQ Corp.
46,761
0.0
2,325
Lowe's Cos., Inc.
475,927
0.4
4,293
Macy's, Inc.
94,274
0.1
2,899
(1)
MGM Resorts
International
119,903
0.1
533
(1)
Mohawk Industries,
Inc.
68,357
0.1
13
(1)
NVR, Inc.
82,098
0.1
3,725  Penske Automotive
Group, Inc.
806,798
0.7
2,343
PulteGroup, Inc.
295,968
0.2
132
Ralph Lauren Corp.
45,791
0.0
970  Service Corp.
International
79,191
0.1
6,804
Texas Roadhouse, Inc.
1,330,862
1.1
639
Thor Industries, Inc.
48,564
0.0
1,418
Toll Brothers, Inc.
203,412
0.2
2,101
Tractor Supply Co.
73,325
0.1
1,035
Travel + Leisure Co.
71,167
0.1
184
(1)
Ulta Beauty, Inc.
98,826
0.1
3,675
Williams-Sonoma, Inc.
838,819
0.7
10,365,061
8.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples : 6.6%
6,834  Albertsons Cos., Inc.
- Class A
$ 84,400
0.1
19,694  Archer-Daniels-
Midland Co.
1,600,925
1.4
2,926
(1)
BJ's Wholesale Club
Holdings, Inc.
265,242
0.2
2,445
Campbell Soup Co.
57,898
0.0
819  Church & Dwight Co.,
Inc.
81,720
0.1
1,383
Clorox Co.
135,091
0.1
7,344  Coca-Cola
Consolidated, Inc.
1,436,266
1.2
5,304
Conagra Brands, Inc.
84,970
0.1
456  Constellation Brands,
Inc. - Class A
59,563
0.0
1,096
(1)
Darling Ingredients,
Inc.
72,632
0.1
1,989
Dollar General Corp.
252,106
0.2
962
(1)
Dollar Tree, Inc.
121,780
0.1
2,881
General Mills, Inc.
118,697
0.1
346
Hershey Co.
60,969
0.0
1,236
Ingredion, Inc.
127,876
0.1
4,298
JBS NV - Class A
57,765
0.0
4,165
Kroger Co.
239,654
0.2
9,054  Lamb Weston
Holdings, Inc.
493,715
0.4
1,594  Molson Coors
Beverage Co. - Class
B
63,377
0.1
815
(1)
Post Holdings, Inc.
67,938
0.1
20
Seaboard Corp.
78,205
0.1
1,935
Smithfield Foods, Inc.
42,396
0.0
922
Sysco Corp.
74,756
0.1
6,708  Tyson Foods, Inc.
- Class A
369,879
0.3
16,463
(1)
US Foods Holding
Corp.
1,725,981
1.5
7,773,801
6.6
Energy : 6.6%
3,039  Antero Midstream
Corp.
68,134
0.1
5,479
APA Corp.
236,419
0.2
9,250
Baker Hughes Co.
587,838
0.5
272
Cheniere Energy, Inc.
79,340
0.1
11,932  Chesapeake Energy
Corp.
1,171,245
1.0
8,055
Chord Energy Corp.
1,184,971
1.0
26,413
Devon Energy Corp.
1,281,295
1.1
326
DT Midstream, Inc.
42,713
0.0
34,058
Halliburton Co.
1,255,037
1.1
2,000
HF Sinclair Corp.
203,220
0.2
970  Matador Resources
Co.
56,270
0.0
5,438
NOV, Inc.
115,775
0.1
995
ONEOK, Inc.
95,530
0.1
2,493
Ovintiv, Inc.
163,665
0.1
3,980  Permian Resources
Corp. - Class A
92,694
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
1,326  Range Resources
Corp.
$ 54,790
0.0
18,250
Schlumberger NV
1,096,825
0.9
668
TechnipFMC PLC
52,204
0.0
7,837,965
6.6
Financials : 15.1%
1,293  Affiliated Managers
Group, Inc.
476,070
0.4
8,134  AGNC Investment
Corp.
87,278
0.1
1,839
Allstate Corp.
474,094
0.4
7,883  American Financial
Group, Inc.
1,123,722
1.0
124  Ameriprise Financial,
Inc.
68,586
0.1
4,306  Annaly Capital
Management, Inc.
98,694
0.1
3,891
(1)
Arch Capital Group
Ltd.
381,590
0.3
913
Assurant, Inc.
257,338
0.2
694
Assured Guaranty Ltd.
51,842
0.0
930  Axis Capital Holdings
Ltd.
91,865
0.1
1,065
Bank OZK
52,270
0.0
454  Cboe Global Markets,
Inc.
136,291
0.1
2,414  Cincinnati Financial
Corp.
410,139
0.3
708  Citizens Financial
Group, Inc.
48,760
0.0
6,400  Cullen/Frost Bankers,
Inc.
1,029,568
0.9
460  East West Bancorp,
Inc.
58,356
0.1
590  Evercore, Inc. - Class
A
168,994
0.1
661
Everest Re Group Ltd.
247,644
0.2
2,653
F.N.B. Corp.
48,364
0.0
1,150  Fidelity National
Financial, Inc.
53,417
0.0
24,000  Fidelity National
Information Services,
Inc.
978,480
0.8
3,330  First American
Financial Corp.
246,154
0.2
1,513
Globe Life, Inc.
261,250
0.2
1,569  Hanover Insurance
Group, Inc.
354,767
0.3
11,596  Hartford Financial
Services Group, Inc.
1,593,058
1.4
2,582
Houlihan Lokey, Inc.
344,155
0.3
465  Jack Henry &
Associates, Inc.
78,078
0.1
1,199
Lazard, Inc.
51,833
0.0
1,407
Loews Corp.
152,364
0.1
2,350  LPL Financial
Holdings, Inc.
869,817
0.7
226
M&T Bank Corp.
52,870
0.0
75
(1)
Markel Corp.
135,218
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
11,159  MGIC Investment
Corp.
$ 342,023
0.3
580
Northern Trust Corp.
107,625
0.1
26,140  Old Republic
International Corp.
1,090,822
0.9
1,798  OneMain Holdings,
Inc.
112,303
0.1
449
Popular, Inc.
75,517
0.1
681
Primerica, Inc.
195,890
0.2
852  Principal Financial
Group, Inc.
93,856
0.1
544  Prudential Financial,
Inc.
63,974
0.1
8,192  Raymond James
Financial, Inc.
1,459,569
1.2
2,228  Regions Financial
Corp.
66,573
0.1
527  Reinsurance Group of
America, Inc.
129,663
0.1
1,806  RenaissanceRe
Holdings Ltd.
591,718
0.5
1,354
RLI Corp.
85,938
0.1
1,923
SEI Investments Co.
213,415
0.2
557
State Street Corp.
106,599
0.1
925
Stifel Financial Corp.
74,721
0.1
4,502
Synchrony Financial
347,014
0.3
3,060  T. Rowe Price Group,
Inc.
340,517
0.3
19,225
Truist Financial Corp.
953,175
0.8
533
Unum Group
49,686
0.0
914
(2)
Voya Financial, Inc.
92,606
0.1
1,438
W.R. Berkley Corp.
97,151
0.1
9,552
Western Union Co.
68,392
0.1
217  White Mountains
Insurance Group Ltd.
456,136
0.4
353  Willis Towers Watson
PLC
119,508
0.1
344  Wintrust Financial
Corp.
51,724
0.0
17,869,041
15.1
Health Care : 9.8%
4,824  Becton Dickinson and
Co.
907,443
0.8
540
(1)
Biogen, Inc.
116,991
0.1
1,321
(1)
BioMarin
Pharmaceutical, Inc.
86,169
0.1
20,834
(1)
Centene Corp.
1,340,460
1.1
146
Chemed Corp.
75,732
0.1
562
(1)
DaVita, Inc.
98,918
0.1
3,055
Elevance Health, Inc.
1,199,210
1.0
1,110  Encompass Health
Corp.
133,433
0.1
893
Ensign Group, Inc.
153,828
0.1
2,518
(1)
Exelixis, Inc.
137,583
0.1
805  GE HealthCare
Technologies, Inc.
57,340
0.0
1,126
(1)
Globus Medical, Inc.
- Class A
91,623
0.1
1,373
(1)
Henry Schein, Inc.
123,295
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
480
Humana, Inc.
$ 183,950
0.2
2,545
(1)
Incyte Corp.
313,595
0.3
291
(1)
IQVIA Holdings, Inc.
76,006
0.1
6,906
Labcorp Holdings, Inc.
2,297,350
1.9
650
(1)
Molina Healthcare, Inc.
129,200
0.1
1,272
QIAGEN N.V.
55,065
0.0
4,187
Quest Diagnostics, Inc.
1,006,136
0.8
282
ResMed, Inc.
67,708
0.1
13,450
Revvity, Inc.
1,730,611
1.5
2,721  Royalty Pharma PLC
- Class A
167,097
0.1
698
(1)
Solventum Corp.
63,560
0.1
345
STERIS PLC
80,261
0.1
942
(1)
Tenet Healthcare Corp.
250,487
0.2
370
(1)
United Therapeutics
Corp.
188,841
0.2
1,440  Universal Health
Services, Inc. - Class B
245,275
0.2
170  West Pharmaceutical
Services, Inc.
57,989
0.0
953  Zimmer Biomet
Holdings, Inc.
95,338
0.1
11,530,494
9.8
Industrials : 20.5%
2,949
A.O. Smith Corp.
174,374
0.1
854
AECOM
57,585
0.0
6,015
AGCO Corp.
711,635
0.6
5,798
Allegion PLC
900,140
0.8
1,308  Allison Transmission
Holdings, Inc.
164,429
0.1
209
AMETEK, Inc.
49,151
0.0
12,275
(1)
API Group Corp.
481,794
0.4
406  Applied Industrial
Technologies, Inc.
131,536
0.1
372  Armstrong World
Industries, Inc.
64,200
0.1
668  Booz Allen Hamilton
Holding Corp.
50,534
0.0
1,670
(1)
CACI International, Inc.
- Class A
1,040,427
0.9
248
Carlisle Cos., Inc.
85,952
0.1
2,750
Carrier Global Corp.
160,105
0.1
5,925  CH Robinson
Worldwide, Inc.
886,736
0.7
334
(1)
Clean Harbors, Inc.
105,293
0.1
5,150
Crane Co.
1,056,110
0.9
15,850
CSX Corp.
800,584
0.7
1,647
Delta Air Lines, Inc.
128,466
0.1
1,707
Donaldson Co., Inc.
155,149
0.1
341
Dover Corp.
66,232
0.1
1,604  Expeditors
International of
Washington, Inc.
304,199
0.3
1,119
(1)
Fedex Freight Holding
Co., Inc.
149,655
0.1
941
Flowserve Corp.
74,424
0.1
1,951
Fortive Corp.
114,797
0.1
3,764
(1)
FTI Consulting, Inc.
566,745
0.5
2,108
Genpact Ltd.
80,062
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,239  GFL Environmental,
Inc.
$ 136,977
0.1
1,077
Graco, Inc.
83,392
0.1
944
(1)
GXO Logistics, Inc.
45,057
0.0
2,441
Hubbell, Inc.
1,105,773
0.9
1,032  Huntington Ingalls
Industries, Inc.
300,518
0.3
3,833
IDEX Corp.
876,377
0.7
416
ITT, Inc.
83,321
0.1
677
Jacobs Solutions, Inc.
100,907
0.1
624  JB Hunt Transport
Services, Inc.
165,653
0.1
1,202
(1)
Kirby Corp.
170,516
0.1
15,957  Knight-Swift
Transportation
Holdings, Inc.
1,093,214
0.9
2,225  L3Harris Technologies,
Inc.
592,406
0.5
429
Landstar System, Inc.
77,490
0.1
912
Leidos Holdings, Inc.
127,872
0.1
3,397  Lincoln Electric
Holdings, Inc.
955,338
0.8
1,637
Masco Corp.
118,126
0.1
326
MSA Safety, Inc.
60,887
0.0
1,133  MSC Industrial Direct
Co., Inc. - Class A
134,691
0.1
3,930
Mueller Industries, Inc.
245,271
0.2
280
Nordson Corp.
90,082
0.1
1,280
Oshkosh Corp.
197,261
0.2
12,588
Otis Worldwide Corp.
895,384
0.8
435
Owens Corning
60,095
0.0
670
Pentair PLC
40,508
0.0
1,203  Primoris Services
Corp.
86,748
0.1
6,500
Republic Services, Inc.
1,435,980
1.2
1,727
Ryder System, Inc.
422,182
0.4
2,439  Schneider National,
Inc. - Class B
84,170
0.1
542  Science Applications
International Corp.
69,495
0.1
1,363  Sensata Technologies
Holding PLC
55,924
0.0
565  Simpson
Manufacturing Co., Inc.
103,175
0.1
506
Snap-on, Inc.
195,473
0.2
2,694
Southwest Airlines Co.
103,800
0.1
39,550
(1)
Standardaero, Inc.
968,579
0.8
811  Stanley Black &
Decker, Inc.
78,156
0.1
12,219  Sunbelt Rentals
Holdings, Inc.
883,189
0.7
22,975
Tetra Tech, Inc.
830,317
0.7
2,257
Textron, Inc.
181,824
0.2
649
Timken Co.
78,172
0.1
14,562
Toro Co.
1,424,309
1.2
543
(1)
United Airlines
Holdings, Inc.
58,639
0.0
259
Valmont Industries, Inc.
121,642
0.1
646
Veralto Corp.
63,676
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
214
Watsco, Inc.
$ 66,301
0.1
262  Watts Water
Technologies, Inc.
- Class A
95,827
0.1
4,650
Xylem, Inc.
512,012
0.4
24,237,020
20.5
Information Technology : 7.6%
4,575
(1)
Akamai Technologies,
Inc.
496,937
0.4
1,389
Amdocs Ltd.
87,590
0.1
1,277
Avnet, Inc.
114,368
0.1
6,150
CDW Corp.
932,217
0.8
984
(1)
Cirrus Logic, Inc.
107,758
0.1
1,750  Cognizant Technology
Solutions Corp. - Class
A
113,015
0.1
4,545
(1)
Dropbox, Inc. - Class A
159,939
0.1
2,550
(1)
EPAM Systems, Inc.
300,466
0.3
2,322
(1)
F5, Inc.
945,356
0.8
9,225
Gen Digital, Inc.
285,975
0.2
3,758
HP, Inc.
112,815
0.1
2,575
(1)
Keysight Technologies,
Inc.
830,952
0.7
2,625  Microchip Technology,
Inc.
192,806
0.2
283
NetApp, Inc.
52,438
0.0
5,975
(1)
Okta, Inc.
1,033,914
0.9
492
(1)
Qorvo, Inc.
47,271
0.0
1,375  Roper Technologies,
Inc.
583,880
0.5
1,460  Skyworks Solutions,
Inc.
97,835
0.1
807
TD SYNNEX Corp.
204,050
0.2
93
(1)
Teledyne Technologies,
Inc.
57,004
0.0
14,200
(1)
Trimble, Inc.
851,148
0.7
206
VeriSign, Inc.
59,386
0.1
1,631
Vontier Corp.
52,535
0.0
3,400
(1)
Zebra Technologies
Corp. - Class A
1,202,070
1.0
676
(1)
Zoom Video
Communications, Inc.
- Class A
65,356
0.1
8,987,081
7.6
Materials : 8.3%
6,075
Amrize Ltd.
265,477
0.2
10,275
AptarGroup, Inc.
1,352,396
1.1
609
Avery Dennison Corp.
106,033
0.1
2,249
Ball Corp.
141,620
0.1
6,540  CF Industries
Holdings, Inc.
850,396
0.7
745
Corteva, Inc.
63,049
0.1
1,506
Crown Holdings, Inc.
175,283
0.1
10,532  DuPont de Nemours,
Inc.
1,417,502
1.2
313
Eagle Materials, Inc.
60,803
0.1
1,161
Eastman Chemical Co.
84,103
0.1
14,575
Element Solutions, Inc.
517,996
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,039  LyondellBasell
Industries NV - Class A
$ 67,618
0.1
90
NewMarket Corp.
80,793
0.1
2,200
Olin Corp.
38,280
0.0
6,732  Packaging Corp. of
America
1,574,884
1.3
637
PPG Industries, Inc.
71,452
0.1
445  Reliance Steel &
Aluminum Co.
170,902
0.1
14,375
RPM International, Inc.
1,496,438
1.3
3,609
Smurfit WestRock PLC
169,262
0.1
6,126
Sonoco Products Co.
337,849
0.3
3,450
Steel Dynamics, Inc.
802,539
0.7
9,844,675
8.3
Real Estate : 6.1%
2,482  Brixmor Property
Group, Inc.
71,705
0.1
13,239
Camden Property Trust
1,400,686
1.2
431
(1)
CBRE Group, Inc.
- Class A
62,844
0.1
524
Crown Castle, Inc.
39,897
0.0
1,166
CubeSmart
46,314
0.0
251  EastGroup Properties,
Inc.
50,074
0.0
1,054
EPR Properties
61,880
0.1
19,953  Equity LifeStyle
Properties, Inc.
1,266,018
1.1
1,804
Equity Residential
117,513
0.1
236  Essex Property Trust,
Inc.
66,779
0.1
697  Federal Realty
Investment Trust
80,873
0.1
988  First Industrial Realty
Trust, Inc.
61,137
0.1
3,204  Gaming and Leisure
Properties, Inc.
134,792
0.1
10,534  Host Hotels & Resorts,
Inc.
231,011
0.2
911
(1)
Jones Lang LaSalle,
Inc.
333,308
0.3
1,912
Kimco Realty Corp.
45,334
0.0
8,422  Lamar Advertising Co.
- Class A
1,254,962
1.1
5,619  Millrose Properties,
Inc.
170,930
0.1
22,681  National Retail
Properties, Inc.
1,025,181
0.9
2,823  Omega Healthcare
Investors, Inc.
129,068
0.1
772  Regency Centers
Corp.
57,722
0.0
305  SBA Communications
Corp.
57,846
0.0
1,414
Sun Communities, Inc.
171,688
0.1
1,183
UDR, Inc.
43,712
0.0
3,918
VICI Properties, Inc.
100,497
0.1
1,853
Vornado Realty Trust
69,265
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
688
WP Carey, Inc.
$ 48,132
0.0
7,199,168
6.1
Utilities : 6.8%
13,217
AES Corp.
194,819
0.2
20,326
Alliant Energy Corp.
1,381,761
1.2
1,247
Ameren Corp.
132,194
0.1
12,033  American Water Works
Co., Inc.
1,663,322
1.4
501
Atmos Energy Corp.
83,231
0.1
2,423  CenterPoint Energy,
Inc.
95,951
0.1
20,381
CMS Energy Corp.
1,387,131
1.2
1,112  Consolidated Edison,
Inc.
119,006
0.1
1,111
DTE Energy Co.
150,685
0.1
7,731
Edison International
417,319
0.4
805
Entergy Corp.
85,580
0.1
2,501
Essential Utilities, Inc.
102,966
0.1
1,989
Evergy, Inc.
161,149
0.1
3,139
Eversource Energy
220,169
0.2
2,079
Exelon Corp.
90,894
0.1
3,777
FirstEnergy Corp.
173,213
0.1
623
IDACORP, Inc.
84,828
0.1
5,781  MDU Resources
Group, Inc.
115,157
0.1
2,400
National Fuel Gas Co.
199,344
0.2
3,071
NiSource, Inc.
125,665
0.1
3,138
OGE Energy Corp.
143,187
0.1
13,247
PG&E Corp.
175,788
0.1
2,051  Pinnacle West Capital
Corp.
200,260
0.2
2,864
PPL Corp.
97,748
0.1
796  Public Service
Enterprise Group, Inc.
58,371
0.0
4,659
UGI Corp.
179,139
0.1
706  WEC Energy Group,
Inc.
74,956
0.1
593
Xcel Energy, Inc.
44,884
0.0
7,958,717
6.8
Total Common Stock
(Cost $107,099,062)
114,932,281
97.3
EXCHANGE-TRADED FUNDS : 0.3%
3,576  iShares Russell Mid-
Cap ETF
399,368
0.3
Total Exchange-Traded
Funds
(Cost $406,173)
399,368
0.3
Total Long-Term
Investments
(Cost $107,505,235)
115,331,649
97.6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.1%
Mutual Funds : 2.1%
2,433,949
(3)
BlackRock Liquidity
Funds, FedFund ,
Institutional Class,
3.560%
(Cost $2,433,949) $ 2,433,949 2.1
Total Short-Term
Investments
(Cost $2,433,949)
$ 2,433,949
2.1
Total Investments in
Securities
(Cost $109,939,184) $ 117,765,598 99.7
Assets in Excess of
Other Liabilities 339,242 0.3
Net Assets $ 118,104,840 100.0
(1)
Non-income producing security.
(2)
Investment in affiliate.
(3)
Rate shown is the 7-day yield as of August 31, 2026.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 114,932,281 $ — $ — $ 114,932,281
Exchange-Traded Funds 399,368 — — 399,368
Short-Term Investments 2,433,949 — — 2,433,949
Total Investments, at fair value $ 117,765,598 $ — $ — $ 117,765,598
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 64,245 $ 13,576 $ (1,957) $ 16,742 $ 92,606 $ 430 $ 542 $ —
$ 64,245 $ 13,576 $ (1,957) $ 16,742 $ 92,606 $ 430 $ 542 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 11,088,450
Gross Unrealized Depreciation (3,262,034)
Net Unrealized Appreciation $ 7,826,414